Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Shares	Value
COMMON STOCKS† - 10.9%
Financial - 3.8%
MSD Acquisition Corp. — Class A*,1	394,720	$3,895,918
Colicity, Inc. — Class A*,1	311,340	3,060,472
RXR Acquisition Corp. — Class A*,1	116,625	1,146,424
Blue Whale Acquisition Corp. I — Class A*,1	87,092	841,309
Acropolis Infrastructure Acquisition Corp. — Class A*,1	75,728	736,834
TPG Pace Beneficial II Corp.*,1	74,305	722,988
Franklin Resources, Inc.[2]	20,431	532,636
Waverley Capital Acquisition Corp. 1 — Class A*,1	52,224	511,795
BlackRock, Inc. — Class A2	735	489,797
Invesco Ltd.[2]	29,197	480,875
T. Rowe Price Group, Inc.[2]	3,987	478,440
SVB Financial Group*,2	1,156	469,937
Lincoln National Corp.[2]	8,597	395,978
Signature Bank[2]	1,846	321,869
Nasdaq, Inc.[2]	4,653	276,993
Goldman Sachs Group, Inc.[2]	782	260,148
First Republic Bank[2]	1,594	242,017
Synchrony Financial[2]	7,297	238,977
CBRE Group, Inc. — Class A*,2	2,920	230,563
Citigroup, Inc.[2]	4,721	230,432
Charles Schwab Corp.[2]	3,186	226,047
JPMorgan Chase & Co.[2]	1,984	225,640
Bank of America Corp.[2]	6,340	213,087
State Street Corp.[2]	3,115	212,910
Bank of New York Mellon Corp.[2]	5,113	212,343
Truist Financial Corp.[2]	4,474	209,562
Alexandria Real Estate Equities, Inc. REIT[2]	1,357	208,164
Capital One Financial Corp.[2]	1,965	207,936
Healthpeak Properties, Inc. REIT[2]	7,889	207,086
Intercontinental Exchange, Inc.[2]	2,023	204,019
Essex Property Trust, Inc. REIT[2]	761	201,711
Simon Property Group, Inc. REIT[2]	1,966	200,493
Citizens Financial Group, Inc.[2]	5,454	200,053
KeyCorp[2]	11,155	197,332
Vornado Realty Trust REIT[2]	5,532	145,049
EastGroup Properties, Inc. REIT	473	78,059
Glacier Bancorp, Inc.	1,288	65,276
First Financial Bankshares, Inc.	1,517	64,488
STAG Industrial, Inc. REIT	2,043	62,924
Valley National Bancorp	4,679	54,370
Terreno Realty Corp. REIT	863	52,634
National Storage Affiliates Trust REIT	949	47,943
Houlihan Lokey, Inc.	597	46,864
WSFS Financial Corp.	760	36,746
Pacific Premier Bancorp, Inc.	1,095	35,872
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	896	35,410
Broadstone Net Lease, Inc. REIT	1,850	35,409
Walker & Dunlop, Inc.	341	34,257
LXP Industrial Trust REIT	3,282	33,017
Essential Properties Realty Trust, Inc. REIT	1,411	31,945
Trupanion, Inc.*	446	31,479
Outfront Media, Inc. REIT	1,700	30,090
Silvergate Capital Corp. — Class A*	327	29,796
Moelis & Co. — Class A	714	29,745
Focus Financial Partners, Inc. — Class A*	751	29,402
Hamilton Lane, Inc. — Class A	407	28,319
Axos Financial, Inc.*	669	27,951
Navient Corp.	1,773	27,286
Innovative Industrial Properties, Inc. REIT	292	26,782
Macerich Co. REIT	2,498	23,906
Flagstar Bancorp, Inc.	611	23,542
Chimera Investment Corp. REIT	2,752	23,392
Piper Sandler Cos.	204	23,372
Artisan Partners Asset Management, Inc. — Class A	687	23,193
Cannae Holdings, Inc.*	994	21,480
Cohen & Steers, Inc.	291	20,772
Newmark Group, Inc. — Class A	1,942	19,906
BRP Group, Inc. — Class A*	559	17,553
Triumph Bancorp, Inc.*	281	17,397
Flywire Corp.*	659	16,383
Virtus Investment Partners, Inc.	85	16,256
Brandywine Realty Trust REIT	1,990	15,980
Stewart Information Services Corp.	313	15,850
LendingClub Corp.*	1,171	15,305
Bancorp, Inc.*	613	14,540
StepStone Group, Inc. — Class A	527	14,382
Live Oak Bancshares, Inc.	376	13,626
Service Properties Trust REIT	1,924	13,160
CNO Financial Group, Inc.	704	12,961
Customers Bancorp, Inc.*	357	12,384
First Financial Bancorp	542	11,696
Pathward Financial, Inc.	345	11,371
Goosehead Insurance, Inc. — Class A*	211	10,972
Uniti Group, Inc. REIT	1,153	10,827
Renasant Corp.	320	10,669
Redfin Corp.*	1,216	9,959
Bank of NT Butterfield & Son Ltd.	294	9,590
Hilltop Holdings, Inc.	362	9,557
eXp World Holdings, Inc.	736	9,517
PennyMac Financial Services, Inc.	176	9,349
Tanger Factory Outlet Centers, Inc. REIT	600	9,252
Safehold, Inc. REIT	242	9,203
Eagle Bancorp, Inc.	185	8,978
Piedmont Office Realty Trust, Inc. — Class A REIT	727	8,564
Veritex Holdings, Inc.	278	8,371
BGC Partners, Inc. — Class A	1,855	7,457
Enova International, Inc.*	212	7,407
First Bancorp	201	7,318

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Shares	Value
COMMON STOCKS† - 10.9% (continued)
Financial - 3.8% (continued)
Argo Group International Holdings Ltd.	371	$7,283
MFA Financial, Inc. REIT	649	7,094
Capitol Federal Financial, Inc.	762	6,904
Anywhere Real Estate, Inc.*	675	6,595
Centerspace REIT	83	6,257
B Riley Financial, Inc.	118	5,873
Empire State Realty Trust, Inc. — Class A REIT	838	5,841
Farmer Mac — Class C	53	5,790
ConnectOne Bancorp, Inc.	218	5,457
iStar, Inc. REIT	393	5,412
First Foundation, Inc.	284	5,385
Redwood Trust, Inc. REIT	675	5,231
Community Healthcare Trust, Inc. REIT	141	5,202
Office Properties Income Trust REIT	281	4,937
Broadmark Realty Capital, Inc. REIT	753	4,857
LendingTree, Inc.*	136	4,147
Ambac Financial Group, Inc.*	271	4,089
Metropolitan Bank Holding Corp.*	57	4,081
HomeStreet, Inc.	114	3,968
Global Medical REIT, Inc.	351	3,805
Northfield Bancorp, Inc.	258	3,803
Plymouth Industrial REIT, Inc.	182	3,689
ARMOUR Residential REIT, Inc.	518	3,678
First Bancshares, Inc.	120	3,588
Central Pacific Financial Corp.	160	3,486
TPG RE Finance Trust, Inc. REIT	358	3,315
Brightsphere Investment Group, Inc.	189	3,230
First Community Bankshares, Inc.	97	3,058
City Office REIT, Inc.	254	2,934
Diamond Hill Investment Group, Inc.	17	2,908
Invesco Mortgage Capital, Inc. REIT	183	2,906
Industrial Logistics Properties Trust REIT	380	2,846
World Acceptance Corp.*	24	2,790
Seritage Growth Properties REIT*	222	2,784
Business First Bancshares, Inc.	114	2,689
Independent Bank Corp.	122	2,504
Hingham Institution For Savings The	8	2,375
Southern Missouri Bancorp, Inc.	45	2,373
SiriusPoint Ltd.*	527	2,356
Merchants Bancorp	87	2,346
West BanCorp, Inc.	95	2,338
One Liberty Properties, Inc. REIT	95	2,294
Coastal Financial Corp.*	57	2,291
Metrocity Bankshares, Inc.	113	2,259
Waterstone Financial, Inc.	128	2,213
Orchid Island Capital, Inc. REIT	158	2,142
Alerus Financial Corp.	89	2,115
AssetMark Financial Holdings, Inc.*	108	2,089
Diversified Healthcare Trust REIT	1,414	2,064
GCM Grosvenor, Inc. — Class A	258	2,025
HomeTrust Bancshares, Inc.	87	2,020
Oppenheimer Holdings, Inc. — Class A	55	1,996
Douglas Elliman, Inc.	429	1,978
Universal Insurance Holdings, Inc.	161	1,922
Blue Foundry Bancorp*	167	1,899
Southern First Bancshares, Inc.*	44	1,897
Civista Bancshares, Inc.	88	1,861
RBB Bancorp	83	1,834
Enterprise Bancorp, Inc.	55	1,770
Sierra Bancorp	83	1,720
Franklin Street Properties Corp. REIT	595	1,672
Tiptree, Inc. — Class A	138	1,649
HCI Group, Inc.	33	1,577
Regional Management Corp.	44	1,482
Sculptor Capital Management, Inc.	130	1,226
Great Ajax Corp. REIT	129	1,167
Citizens, Inc.*	297	1,126
Investors Title Co.	7	1,031
Pzena Investment Management, Inc. — Class A	100	952
Maiden Holdings Ltd.*	414	944
eHealth, Inc.*	145	928
Ashford Hospitality Trust, Inc. REIT*	101	927
Fidelity D&D Bancorp, Inc.	23	920
Curo Group Holdings Corp.	125	825
Legacy Housing Corp.*	47	803
Atlanticus Holdings Corp.*	28	797
Greenhill & Company, Inc.	85	665
Lemonade, Inc.*	30	664
Pioneer Bancorp, Inc.*	69	645
Oportun Financial Corp.*	124	634
GAMCO Investors, Inc. — Class A	30	607
Trean Insurance Group, Inc.*	105	467
Heritage Insurance Holdings, Inc.	154	406
Fathom Holdings, Inc.*	36	247
M&T Bank Corp.[2]	1	182
Rafael Holdings, Inc. — Class B*	60	130
Finance of America Companies, Inc. — Class A*	106	129
SouthState Corp.	2	125
United Insurance Holdings Corp.	121	122
Pershing Square Tontine Holdings Ltd. — Class A Escrow*,†††,1	329,700	33
Total Financial		20,388,970
Technology - 1.9%
Paycom Software, Inc.*,2	1,974	693,269

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Shares	Value
COMMON STOCKS† - 10.9% (continued)
Technology - 1.9% (continued)
Teradyne, Inc.[2]	6,613	$559,724
Applied Materials, Inc.[2]	5,633	529,896
Intuit, Inc.[2]	1,181	509,932
ANSYS, Inc.*,2	2,022	502,063
QUALCOMM, Inc.[2]	3,717	491,648
Advanced Micro Devices, Inc.*,2	5,788	491,228
NVIDIA Corp.[2]	3,103	468,367
Skyworks Solutions, Inc.[2]	4,710	464,170
NetApp, Inc.[2]	6,423	463,291
Qorvo, Inc.*,2	5,008	449,618
IPG Photonics Corp.*,2	4,423	400,680
Zebra Technologies Corp. — Class A*,2	1,317	397,260
Lam Research Corp.[2]	791	346,387
Micron Technology, Inc.[2]	4,612	260,716
MSCI, Inc. — Class A2	560	251,574
Ceridian HCM Holding, Inc.*,2	4,165	248,401
Oracle Corp.[2]	3,285	243,583
Tyler Technologies, Inc.*,2	642	238,509
Adobe, Inc.*,2	614	229,292
Take-Two Interactive Software, Inc.*,2	1,666	204,185
Salesforce, Inc.*,2	1,292	201,707
Seagate Technology Holdings plc[2]	2,826	189,229
Lattice Semiconductor Corp.*	1,586	85,485
Silicon Laboratories, Inc.*	444	55,646
Synaptics, Inc.*	463	53,527
SPS Commerce, Inc.*	422	51,535
Power Integrations, Inc.	691	49,427
Maximus, Inc.	716	43,383
Blackline, Inc.*	633	43,006
Ziff Davis, Inc.*	508	39,258
Rapid7, Inc.*	659	37,893
Diodes, Inc.*	510	36,297
Semtech Corp.*	756	34,920
Varonis Systems, Inc.*	1,250	34,188
Workiva, Inc.*	501	34,013
Envestnet, Inc.*	635	33,255
MACOM Technology Solutions Holdings, Inc.*	577	31,822
Sprout Social, Inc. — Class A*	530	31,821
MaxLinear, Inc. — Class A*	829	29,786
Blackbaud, Inc.*	560	29,288
Altair Engineering, Inc. — Class A*	540	28,085
Ambarella, Inc.*	412	27,967
PagerDuty, Inc.*	967	25,181
MicroStrategy, Inc. — Class A*	108	25,008
DigitalOcean Holdings, Inc.*	593	24,959
Appian Corp.*	461	21,621
SiTime Corp.*	188	20,005
Digital Turbine, Inc.*	1,060	19,578
Apollo Medical Holdings, Inc.*	442	19,063
Asana, Inc. — Class A*	853	16,335
Ultra Clean Holdings, Inc.*	521	15,250
Phreesia, Inc.*	584	14,985
3D Systems Corp.*	1,453	14,719
Schrodinger Incorporated/United States*	531	14,571
JFrog Ltd.*	632	13,367
Appfolio, Inc. — Class A*	112	11,355
Momentive Global, Inc.*	1,553	11,011
Grid Dynamics Holdings, Inc.*	530	10,711
Zuora, Inc. — Class A*	1,333	10,237
SMART Global Holdings, Inc.*	547	10,037
Outset Medical, Inc.*	548	10,023
BigCommerce Holdings, Inc.*	567	9,452
Cerence, Inc.*	454	9,085
LivePerson, Inc.*	775	8,990
Health Catalyst, Inc.*	609	7,308
Donnelley Financial Solutions, Inc.*	172	7,301
Desktop Metal, Inc. — Class A*	2,196	6,983
8x8, Inc.*	1,327	6,914
Domo, Inc. — Class B*	330	6,356
Veeco Instruments, Inc.*	291	6,152
Yext, Inc.*	1,330	5,919
TTEC Holdings, Inc.	108	5,654
PAR Technology Corp.*	147	5,174
Cardlytics, Inc.*	382	5,058
PDF Solutions, Inc.*	177	4,669
Sumo Logic, Inc.*	514	4,513
Bandwidth, Inc. — Class A*	275	4,262
Sapiens International Corporation N.V.	184	4,070
CEVA, Inc.*	132	3,864
Unisys Corp.*	384	3,575
American Software, Inc. — Class A	187	3,166
Pitney Bowes, Inc.	1,031	2,979
Vuzix Corp.*	349	2,621
Mitek Systems, Inc.*	255	2,606
Corsair Gaming, Inc.*	163	2,509
OneSpan, Inc.*	210	2,417
Alkami Technology, Inc.*	165	2,392
Telos Corp.*	238	2,356
Cantaloupe, Inc.*	347	2,210
Porch Group, Inc.*	894	1,922
Daily Journal Corp.*	7	1,828
Upland Software, Inc.*	172	1,801
Brightcove, Inc.*	242	1,607
Avaya Holdings Corp.*	985	1,566
Enfusion, Inc. — Class A*	126	1,561
Atomera, Inc.*	120	1,552
Diebold Nixdorf, Inc.*	429	1,493
Rackspace Technology, Inc.*	324	1,445
ON24, Inc.*	161	1,443
Integral Ad Science Holding Corp.*	175	1,423
Digimarc Corp.*	76	1,354
Inseego Corp.*	498	1,345
Veritone, Inc.*	169	1,242
CS Disco, Inc.*	84	1,159
AvidXchange Holdings, Inc.*	147	1,145
Ouster, Inc.*	748	1,122
Intapp, Inc.*	77	1,116
CoreCard Corp.*	43	1,043
Smith Micro Software, Inc.*	275	668

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Shares	Value
COMMON STOCKS† - 10.9% (continued)
Technology - 1.9% (continued)
Tabula Rasa HealthCare, Inc.*	134	$650
SecureWorks Corp. — Class A*	58	603
Outbrain, Inc.*	127	560
EMCORE Corp.*	218	519
Forian, Inc.*	112	464
iCAD, Inc.*	130	391
DarioHealth Corp.*	80	382
Viant Technology, Inc. — Class A*	68	307
Arteris, Inc.*	29	206
UserTesting, Inc.*	44	183
Weave Communications, Inc.*	27	156
GreenBox POS*	109	126
NantHealth, Inc.*	160	77
Society Pass, Inc.*	19	36
Total Technology		10,124,397
Consumer, Cyclical - 1.8%
Tesla, Inc.*,2	2,487	685,442
Ross Stores, Inc.[2]	5,995	517,189
Penn Entertainment, Inc.*,2	15,035	469,543
Aptiv plc*,2	4,627	432,301
Bath & Body Works, Inc.[2]	10,922	407,718
PVH Corp.[2]	6,676	375,525
Caesars Entertainment, Inc.*,2	8,165	352,075
Royal Caribbean Cruises Ltd.*,2	7,219	294,896
Carnival Corp.*,2	29,371	277,850
Copart, Inc.*,2	2,213	264,785
Starbucks Corp.[2]	3,091	259,860
Domino's Pizza, Inc.[2]	662	246,171
Ford Motor Co.[2]	15,940	242,926
General Motors Co.[2]	6,159	235,335
Home Depot, Inc.[2]	807	232,755
Lennar Corp. — Class A2	2,953	228,710
CarMax, Inc.*,2	2,577	227,910
DR Horton, Inc.[2]	3,158	224,692
Lowe's Companies, Inc.[2]	1,151	223,455
NIKE, Inc. — Class B2	2,085	221,948
Whirlpool Corp.[2]	1,379	215,951
Wynn Resorts Ltd.*,2	3,535	214,186
Advance Auto Parts, Inc.[2]	1,253	211,306
MGM Resorts International[2]	6,107	199,332
VF Corp.[2]	4,779	198,090
Target Corp.[2]	1,235	198,020
Pool Corp.[2]	578	196,052
Best Buy Company, Inc.[2]	2,703	191,075
Under Armour, Inc. — Class C*,2	9,303	70,610
Under Armour, Inc. — Class A*,2	8,161	68,716
Macy's, Inc.	3,538	61,278
AMC Entertainment Holdings, Inc. — Class A*	6,030	54,994
Crocs, Inc.*	683	50,337
Fox Factory Holding Corp.*	493	45,953
Goodyear Tire & Rubber Co.*	3,229	45,303
Signet Jewelers Ltd.	620	40,529
Wingstop, Inc.	348	39,623
Adient plc*	1,106	36,719
Skyline Champion Corp.*	613	34,739
Meritage Homes Corp.*	432	33,847
LCI Industries	289	33,486
National Vision Holdings, Inc.*	969	32,200
Papa John's International, Inc.	387	31,281
Callaway Golf Co.*	1,357	30,030
Cracker Barrel Old Country Store, Inc.	278	30,007
SeaWorld Entertainment, Inc.*	590	29,647
Steven Madden Ltd.	944	27,480
KB Home	932	26,702
Dana, Inc.	1,698	26,268
Cavco Industries, Inc.*	108	25,273
Installed Building Products, Inc.	276	24,995
MillerKnoll, Inc.	872	24,137
LGI Homes, Inc.*	252	23,917
Gentherm, Inc.*	390	23,361
Boot Barn Holdings, Inc.*	342	22,784
Kontoor Brands, Inc.	608	22,636
Sonos, Inc.*	1,488	22,380
Winnebago Industries, Inc.	379	21,823
International Game Technology plc	1,173	21,044
Shake Shack, Inc. — Class A*	439	20,923
MDC Holdings, Inc.	670	20,824
American Eagle Outfitters, Inc.	1,778	20,020
Sally Beauty Holdings, Inc.*	1,288	19,165
Wolverine World Wide, Inc.	954	18,641
iRobot Corp.*	315	18,547
Fisker, Inc.*	1,915	17,292
Urban Outfitters, Inc.*	804	16,184
Camping World Holdings, Inc. — Class A	489	14,729
Nikola Corp.*	2,630	14,097
Lions Gate Entertainment Corp. — Class B*	1,385	12,922
SkyWest, Inc.*	584	12,433
Tri Pointe Homes, Inc.*	647	11,212
Sleep Number Corp.*	260	10,772
Shyft Group, Inc.	406	9,724
Acushnet Holdings Corp.	201	9,578
Abercrombie & Fitch Co. — Class A*	656	9,440
Vista Outdoor, Inc.*	330	9,280
Allegiant Travel Co. — Class A*	90	8,685
Cheesecake Factory, Inc.	270	8,267
Century Communities, Inc.	176	8,217
Big Lots, Inc.	354	7,282
Malibu Boats, Inc. — Class A*	121	7,264
M/I Homes, Inc.*	167	7,221
Patrick Industries, Inc.	133	7,045
La-Z-Boy, Inc.	258	6,809
Children's Place, Inc.*	161	6,791
Brinker International, Inc.*	259	6,348
H&E Equipment Services, Inc.	188	5,952
Buckle, Inc.	174	5,617
Hibbett, Inc.	80	4,688
Standard Motor Products, Inc.	124	4,551
Bally's Corp.*	191	4,525
MarineMax, Inc.*	123	4,470
Winmark Corp.	20	4,127
Canoo, Inc.*	1,268	4,045
Douglas Dynamics, Inc.	134	3,899
Aeva Technologies, Inc.*	1,231	3,791

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Shares	Value
COMMON STOCKS† - 10.9% (continued)
Consumer, Cyclical - 1.8% (continued)
Sun Country Airlines Holdings, Inc.*	187	$3,725
Titan Machinery, Inc.*	115	3,540
Aspen Aerogels, Inc.*	263	3,422
Denny's Corp.*	362	3,421
BJ's Restaurants, Inc.*	134	3,361
Lions Gate Entertainment Corp. — Class A*	341	3,359
Tupperware Brands Corp.*	286	3,215
GrowGeneration Corp.*	647	3,073
Portillo's, Inc. — Class A*	136	2,995
Rush Street Interactive, Inc.*	616	2,981
Zumiez, Inc.*	114	2,959
Movado Group, Inc.	91	2,902
Workhorse Group, Inc.*	875	2,739
VSE Corp.	63	2,637
Chuy's Holdings, Inc.*	118	2,635
Shoe Carnival, Inc.	105	2,498
Beazer Homes USA, Inc.*	174	2,478
Hyliion Holdings Corp.*	698	2,450
OneWater Marine, Inc. — Class A*	61	2,431
PetMed Express, Inc.	118	2,427
Rite Aid Corp.*	328	2,355
Lovesac Co.*	76	2,345
REV Group, Inc.	200	2,304
Global Industrial Co.	76	2,286
Marcus Corp.	136	2,188
Sportsman's Warehouse Holdings, Inc.*	259	2,062
Lordstown Motors Corp. — Class A*	904	1,935
Johnson Outdoors, Inc. — Class A	31	1,895
Ideanomics, Inc.*	2,806	1,662
Universal Electronics, Inc.*	74	1,645
Kimball International, Inc. — Class B	215	1,645
Miller Industries, Inc.	66	1,552
PLBY Group, Inc.*	337	1,516
Big 5 Sporting Goods Corp.	123	1,506
Fiesta Restaurant Group, Inc.*	209	1,394
LL Flooring Holdings, Inc.*	170	1,384
Full House Resorts, Inc.*	194	1,308
Party City Holdco, Inc.*	658	1,296
Container Store Group, Inc.*	189	1,281
Cato Corp. — Class A	117	1,265
Xponential Fitness, Inc. — Class A*	69	1,265
Forestar Group, Inc.*	101	1,256
Commercial Vehicle Group, Inc.*	191	1,247
Hovnanian Enterprises, Inc. — Class A*	30	1,203
Fossil Group, Inc.*	284	1,201
Noodles & Co.*	242	1,150
Blue Bird Corp.*	95	1,128
Snap One Holdings Corp.*	100	1,119
Hooker Furnishings Corp.	69	1,095
El Pollo Loco Holdings, Inc.*	113	1,023
Conn's, Inc.*	106	1,019
Sweetgreen, Inc. — Class A*	60	1,015
Tilly's, Inc. — Class A	135	1,013
Purple Innovation, Inc.*	343	981
NEOGAMES S.A.*	60	959
Citi Trends, Inc.*	47	949
VOXX International Corp. — Class A*	92	887
ONE Group Hospitality, Inc.*	123	878
Cooper-Standard Holdings, Inc.*	100	783
Weber, Inc. — Class A	107	768
Superior Group of Companies, Inc.	69	767
Lazydays Holdings, Inc.*	44	724
Escalade, Inc.	60	702
Daktronics, Inc.*	219	701
XL Fleet Corp.*	625	700
Flexsteel Industries, Inc.	39	682
Barnes & Noble Education, Inc.*	263	673
Lifetime Brands, Inc.	75	669
Duluth Holdings, Inc. — Class B*	72	639
GAN Ltd.*	239	617
Shift Technologies, Inc.*	725	616
Vera Bradley, Inc.*	155	614
Torrid Holdings, Inc.*	103	578
Velodyne Lidar, Inc.*	451	564
Hamilton Beach Brands Holding Co. — Class A	44	543
Liberty TripAdvisor Holdings, Inc. — Class A*	434	521
Mesa Air Group, Inc.*	204	496
Traeger, Inc.*	177	467
F45 Training Holdings, Inc.*	176	440
Carrols Restaurant Group, Inc.*	199	438
Arcimoto, Inc.*	166	363
Nautilus, Inc.*	179	361
Romeo Power, Inc.*	573	352
Aterian, Inc.*	154	351
Regis Corp.*	248	347
EVI Industries, Inc.*	27	337
Kirkland's, Inc.*	74	302
CarLotz, Inc. — Class A*	426	170
EBET, Inc.*	68	126
Total Consumer, Cyclical		9,642,445
Consumer, Non-cyclical - 1.4%
PayPal Holdings, Inc.*,2	5,816	543,465
Bio-Techne Corp.[2]	1,412	468,516
Dexcom, Inc.*,2	5,436	446,894
Intuitive Surgical, Inc.*,2	2,121	436,375
IDEXX Laboratories, Inc.*,2	1,078	374,734
Align Technology, Inc.*,2	1,380	336,306
Illumina, Inc.*,2	1,645	331,698
Verisk Analytics, Inc. — Class A2	1,404	262,773
Moderna, Inc.*,2	1,850	244,699
Moody's Corp.[2]	840	238,997
S&P Global, Inc.[2]	673	237,017
Bio-Rad Laboratories, Inc. — Class A*,2	482	233,789
Zoetis, Inc.[2]	1,380	216,011
Equifax, Inc.[2]	1,142	215,552
West Pharmaceutical Services, Inc.[2]	704	208,870

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Shares	Value
COMMON STOCKS† - 10.9% (continued)
Consumer, Non-cyclical - 1.4% (continued)
Charles River Laboratories International, Inc.*,2	985	$202,171
MarketAxess Holdings, Inc.[2]	746	185,448
Robert Half International, Inc.[2]	2,350	180,880
Dentsply Sirona, Inc.[2]	5,242	171,780
Avis Budget Group, Inc.*	484	81,012
Inspire Medical Systems, Inc.*	314	60,128
ASGN, Inc.*	596	57,633
Omnicell, Inc.*	513	52,475
Medpace Holdings, Inc.*	339	50,040
Blueprint Medicines Corp.*	683	50,009
Intellia Therapeutics, Inc.*	814	48,889
Arrowhead Pharmaceuticals, Inc.*	1,200	47,652
Insperity, Inc.	425	46,333
TriNet Group, Inc.*	474	39,058
Korn Ferry	630	38,380
API Group Corp.*	2,370	36,853
Alarm.com Holdings, Inc.*	552	36,763
LivaNova plc*	625	35,156
Helen of Troy Ltd.*	281	34,740
Insmed, Inc.*	1,377	33,902
Herc Holdings, Inc.	292	32,859
Beam Therapeutics, Inc.*	596	32,542
Progyny, Inc.*	754	30,318
CONMED Corp.	339	30,025
Denali Therapeutics, Inc.*	1,062	29,386
Neogen Corp.*	1,258	26,292
Twist Bioscience Corp.*	633	25,396
Fate Therapeutics, Inc.*	948	24,781
Primo Water Corp.	1,845	24,244
AtriCure, Inc.*	525	23,950
Arvinas, Inc.*	548	23,202
Owens & Minor, Inc.	718	21,188
Rent-A-Center, Inc.	773	19,974
Relay Therapeutics, Inc.*	815	18,721
Nevro Corp.*	405	18,355
Vector Group Ltd.	1,685	16,513
Celldex Therapeutics, Inc.*	539	16,386
Ligand Pharmaceuticals, Inc. — Class B*	177	16,353
Agios Pharmaceuticals, Inc.*	640	16,320
Veracyte, Inc.*	791	16,136
ModivCare, Inc.*	145	15,706
LiveRamp Holdings, Inc.*	775	15,384
REVOLUTION Medicines, Inc.*	696	14,498
Recursion Pharmaceuticals, Inc. — Class A*	1,343	14,115
Enanta Pharmaceuticals, Inc.*	230	14,002
Vericel Corp.*	545	13,598
NeoGenomics, Inc.*	1,325	13,316
Pacific Biosciences of California, Inc.*	2,271	13,308
Marathon Digital Holdings, Inc.*	1,115	13,213
Bridgebio Pharma, Inc.*	1,241	13,030
Arcus Biosciences, Inc.*	526	12,666
Edgewell Personal Care Co.	318	12,390
PROG Holdings, Inc.*	663	12,292
Avid Bioservices, Inc.*	708	12,192
Beauty Health Co.*	1,022	11,855
Editas Medicine, Inc.*	801	11,775
CareDx, Inc.*	593	11,617
Prothena Corporation plc*	421	11,607
Cassava Sciences, Inc.*	448	11,527
Zentalis Pharmaceuticals, Inc.*	428	11,475
Kymera Therapeutics, Inc.*	403	11,393
Allogene Therapeutics, Inc.*	811	11,119
TG Therapeutics, Inc.*	1,531	10,916
Fulgent Genetics, Inc.*	246	10,694
Heska Corp.*	114	10,382
American Well Corp. — Class A*	2,183	9,933
Coursera, Inc.*	851	9,786
Deluxe Corp.	503	9,678
SpringWorks Therapeutics, Inc.*	342	9,497
Travere Therapeutics, Inc.*	348	9,312
Senseonics Holdings, Inc.*	5,152	9,171
Monro, Inc.	194	8,984
Riot Blockchain, Inc.*	1,226	8,790
Coherus Biosciences, Inc.*	766	8,564
Inter Parfums, Inc.	104	8,166
B&G Foods, Inc.	375	8,123
CorVel Corp.*	51	7,924
Reata Pharmaceuticals, Inc. — Class A*	321	7,675
Sangamo Therapeutics, Inc.*	1,415	7,641
Rocket Pharmaceuticals, Inc.*	486	7,489
NanoString Technologies, Inc.*	532	7,214
Alector, Inc.*	695	7,193
Sorrento Therapeutics, Inc.*	3,481	7,136
Invitae Corp.*	2,340	7,113
Sana Biotechnology, Inc.*	1,029	7,007
Emergent BioSolutions, Inc.*	287	6,894
Cimpress plc*	205	6,884
Morphic Holding, Inc.*	247	6,797
IVERIC bio, Inc.*	670	6,593
Green Dot Corp. — Class A*	313	6,351
Accolade, Inc.*	601	6,118
2U, Inc.*	857	6,102
Inhibrx, Inc.*	332	5,890
Nurix Therapeutics, Inc.*	373	5,867
Ocugen, Inc.*	2,201	5,679
Inovio Pharmaceuticals, Inc.*	2,464	5,643
RadNet, Inc.*	266	5,344
Nuvation Bio, Inc.*	1,852	5,186
OPKO Health, Inc.*	2,343	5,108
Seer, Inc.*	495	4,999
AngioDynamics, Inc.*	220	4,871
Atrion Corp.	8	4,832
Varex Imaging Corp.*	224	4,724
Repay Holdings Corp.*	507	4,710
C4 Therapeutics, Inc.*	460	4,637
Viad Corp.*	120	4,582
Protagonist Therapeutics, Inc.*	524	4,569
USANA Health Sciences, Inc.*	70	4,516
Heron Therapeutics, Inc.*	1,100	4,499
First Advantage Corp.*	320	4,429
TrueBlue, Inc.*	205	4,211
Atara Biotherapeutics, Inc.*	1,012	4,058
Cerus Corp.*	986	4,052
Kodiak Sciences, Inc.*	399	3,994
OrthoPediatrics Corp.*	80	3,927

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Shares	Value
COMMON STOCKS† - 10.9% (continued)
Consumer, Non-cyclical - 1.4% (continued)
Community Health Systems, Inc.*	1,457	$3,876
Castle Biosciences, Inc.*	124	3,596
Custom Truck One Source, Inc.*	540	3,553
Mission Produce, Inc.*	220	3,542
Vanda Pharmaceuticals, Inc.*	326	3,449
Agenus, Inc.*	1,277	3,448
Vivint Smart Home, Inc.*	546	3,418
Quanterix Corp.*	361	3,375
Replimune Group, Inc.*	177	3,374
Inogen, Inc.*	116	3,321
WW International, Inc.*	627	3,273
Heidrick & Struggles International, Inc.	115	3,273
Instil Bio, Inc.*	629	3,271
Keros Therapeutics, Inc.*	92	3,254
European Wax Center, Inc. — Class A	150	3,244
Alphatec Holdings, Inc.*	421	3,195
Carriage Services, Inc. — Class A	90	3,187
SI-BONE, Inc.*	193	3,185
Transcat, Inc.*	42	3,112
Cardiovascular Systems, Inc.*	234	3,091
Erasca, Inc.*	335	3,022
Joint Corp.*	165	3,010
Cass Information Systems, Inc.	81	2,971
MaxCyte, Inc.*	563	2,928
Sutro Biopharma, Inc.*	517	2,926
ViewRay, Inc.*	837	2,863
Pulmonx Corp.*	155	2,847
MacroGenics, Inc.*	716	2,842
Scholar Rock Holding Corp.*	330	2,752
Cara Therapeutics, Inc.*	264	2,724
Forma Therapeutics Holdings, Inc.*	202	2,707
Surmodics, Inc.*	80	2,695
Generation Bio Co.*	522	2,673
iTeos Therapeutics, Inc.*	120	2,662
AnaptysBio, Inc.*	114	2,647
NGM Biopharmaceuticals, Inc.*	187	2,639
Pennant Group, Inc.*	152	2,382
V2X, Inc.*	68	2,357
Bluebird Bio, Inc.*	402	2,348
MiMedx Group, Inc.*	662	2,337
ANI Pharmaceuticals, Inc.*	63	2,324
Ocular Therapeutix, Inc.*	457	2,322
Edgewise Therapeutics, Inc.*	225	2,268
Kezar Life Sciences, Inc.*	219	2,251
Vaxart, Inc.*	715	2,216
Kinnate Biopharma, Inc.*	153	2,215
Aaron's Company, Inc.	183	2,178
PMV Pharmaceuticals, Inc.*	156	2,172
Seres Therapeutics, Inc.*	414	2,128
Berkeley Lights, Inc.*	578	2,121
Cullinan Oncology, Inc.*	154	2,076
Allakos, Inc.*	417	2,022
Turning Point Brands, Inc.	86	2,005
2seventy bio, Inc.*	135	1,989
Anika Therapeutics, Inc.*	86	1,944
Inotiv, Inc.*	99	1,937
Ideaya Biosciences, Inc.*	195	1,917
Vital Farms, Inc.*	146	1,891
Tattooed Chef, Inc.*	281	1,871
Utah Medical Products, Inc.	20	1,838
Oramed Pharmaceuticals, Inc.*	212	1,815
Affimed N.V.*	691	1,810
Akero Therapeutics, Inc.*	153	1,798
Honest Company, Inc.*	495	1,787
Arcturus Therapeutics Holdings, Inc.*	125	1,755
Dyne Therapeutics, Inc.*	179	1,754
OraSure Technologies, Inc.*	426	1,742
Stoke Therapeutics, Inc.*	113	1,702
Vera Therapeutics, Inc.*	76	1,651
ImmunityBio, Inc.*	408	1,632
Marinus Pharmaceuticals, Inc.*	220	1,531
Willdan Group, Inc.*	66	1,502
PetIQ, Inc.*	160	1,494
Mind Medicine MindMed, Inc.*	126	1,475
MeiraGTx Holdings plc*	177	1,469
Rigel Pharmaceuticals, Inc.*	1,018	1,446
BioLife Solutions, Inc.*	61	1,440
Provention Bio, Inc.*	330	1,426
EyePoint Pharmaceuticals, Inc.*	142	1,420
Bioxcel Therapeutics, Inc.*	102	1,395
ALX Oncology Holdings, Inc.*	105	1,365
Organogenesis Holdings, Inc.*	379	1,361
Alta Equipment Group, Inc.	112	1,318
Allovir, Inc.*	175	1,314
Accuray, Inc.*	550	1,309
Viking Therapeutics, Inc.*	407	1,294
Amneal Pharmaceuticals, Inc.*	594	1,289
22nd Century Group, Inc.*	959	1,285
4D Molecular Therapeutics, Inc.*	162	1,273
DICE Therapeutics, Inc.*	81	1,272
Precigen, Inc.*	565	1,249
iRadimed Corp.	37	1,241
Immunovant, Inc.*	239	1,231
SeaSpine Holdings Corp.*	189	1,210
Udemy, Inc.*	81	1,204
Bioventus, Inc. — Class A*	164	1,199
AppHarvest, Inc.*	415	1,195
Verastem, Inc.*	1,027	1,191
Fulcrum Therapeutics, Inc.*	160	1,184
Zynex, Inc.	128	1,144
Whole Earth Brands, Inc.*	222	1,134
Lexicon Pharmaceuticals, Inc.*	408	1,122
HF Foods Group, Inc.*	217	1,105
Spectrum Pharmaceuticals, Inc.*	971	1,097
Annexon, Inc.*	185	1,088
Apyx Medical Corp.*	185	1,060
Lineage Cell Therapeutics, Inc.*	747	1,053
Phathom Pharmaceuticals, Inc.*	120	1,025
Selecta Biosciences, Inc.*	542	1,019
Century Therapeutics, Inc.*	96	1,010
VBI Vaccines, Inc.*	1,112	996
Durect Corp.*	1,348	981
Absci Corp.*	287	967

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Shares	Value
COMMON STOCKS† - 10.9% (continued)
Consumer, Non-cyclical - 1.4% (continued)
Chimerix, Inc.*	435	$957
Tactile Systems Technology, Inc.*	114	941
KemPharm, Inc.*	172	939
IGM Biosciences, Inc.*	48	932
Kronos Bio, Inc.*	231	924
Avita Medical, Inc.*	144	890
Viracta Therapeutics, Inc.*	216	875
UroGen Pharma Ltd.*	116	864
Citius Pharmaceuticals, Inc.*	687	845
CEL-SCI Corp.*	214	843
Infinity Pharmaceuticals, Inc.*	521	839
InfuSystem Holdings, Inc.*	108	833
Gritstone bio, Inc.*	249	819
Sesen Bio, Inc.*	1,182	816
BioAtla, Inc.*	92	801
DermTech, Inc.*	144	801
Remitly Global, Inc.*	71	781
Werewolf Therapeutics, Inc.*	153	774
Harvard Bioscience, Inc.*	234	772
Tarsus Pharmaceuticals, Inc.*	50	769
Ikena Oncology, Inc.*	161	765
Asensus Surgical, Inc.*	1,394	753
Clovis Oncology, Inc.*	672	753
Outlook Therapeutics, Inc.*	646	724
Jounce Therapeutics, Inc.*	196	717
Paratek Pharmaceuticals, Inc.*	285	715
Personalis, Inc.*	214	708
Nature's Sunshine Products, Inc.*	70	679
Tenaya Therapeutics, Inc.*	153	672
Silverback Therapeutics, Inc.*	122	664
Seelos Therapeutics, Inc.*	585	661
Singular Genomics Systems, Inc.*	244	651
ORIC Pharmaceuticals, Inc.*	188	650
Athira Pharma, Inc.*	192	649
Atossa Therapeutics, Inc.*	697	642
Icosavax, Inc.*	132	623
Cardiff Oncology, Inc.*	226	608
Stereotaxis, Inc.*	295	608
Praxis Precision Medicines, Inc.*	194	605
Adverum Biotechnologies, Inc.*	517	600
Olema Pharmaceuticals, Inc.*	150	592
Homology Medicines, Inc.*	249	583
Vor BioPharma, Inc.*	113	580
CytomX Therapeutics, Inc.*	386	579
Poseida Therapeutics, Inc.*	171	566
Rain Therapeutics, Inc.*	92	546
Cue Biopharma, Inc.*	183	538
Celcuity, Inc.*	57	533
Graphite Bio, Inc.*	160	530
Omega Therapeutics, Inc.*	116	518
Alpine Immune Sciences, Inc.*	69	518
Shattuck Labs, Inc.*	158	513
PAVmed, Inc.*	429	511
Curis, Inc.*	516	500
Immunic, Inc.*	111	494
TCR2 Therapeutics, Inc.*	181	492
Precision BioSciences, Inc.*	296	477
Akouos, Inc.*	142	476
CytoSorbents Corp.*	245	465
Prelude Therapeutics, Inc.*	64	461
Theseus Pharmaceuticals, Inc.*	67	457
TherapeuticsMD, Inc.*	46	455
Passage Bio, Inc.*	220	444
Fortress Biotech, Inc.*	432	441
Rent the Runway, Inc. — Class A*	99	441
Black Diamond Therapeutics, Inc.*	135	431
Aveanna Healthcare Holdings, Inc.*	235	428
HireQuest, Inc.	30	422
Taysha Gene Therapies, Inc.*	133	420
Oyster Point Pharma, Inc.*	66	412
Talaris Therapeutics, Inc.*	124	410
SQZ Biotechnologies Co.*	135	405
ChromaDex Corp.*	279	402
Innovage Holding Corp.*	109	400
Evelo Biosciences, Inc.*	181	396
Frequency Therapeutics, Inc.*	191	393
AquaBounty Technologies, Inc.*	326	391
Rubius Therapeutics, Inc.*	547	383
Akebia Therapeutics, Inc.*	1,039	379
CVRx, Inc.*	51	370
XBiotech, Inc.*	90	361
iBio, Inc.*	1,288	357
9 Meters Biopharma, Inc.*	1,334	354
MEI Pharma, Inc.*	666	337
AirSculpt Technologies, Inc.	38	331
Accelerate Diagnostics, Inc.*	196	319
Eargo, Inc.*	175	319
Terns Pharmaceuticals, Inc.*	81	316
Magenta Therapeutics, Inc.*	178	313
Verrica Pharmaceuticals, Inc.*	78	306
Oncternal Therapeutics, Inc.*	263	295
Endo International plc*	2,732	292
Atreca, Inc. — Class A*	154	286
Rapid Micro Biosystems, Inc. — Class A*	86	286
Cue Health, Inc.*	85	283
Surface Oncology, Inc.*	208	283
Oncocyte Corp.*	358	283
Vigil Neuroscience, Inc.*	33	281
Exagen, Inc.*	61	276
Syros Pharmaceuticals, Inc.*	343	275
GT Biopharma, Inc.*	105	271
Zevia PBC — Class A*	61	270
Vapotherm, Inc.*	135	263
Mustang Bio, Inc.*	426	259
89bio, Inc.*	58	259
Inozyme Pharma, Inc.*	85	255
Athenex, Inc.*	515	247
Bolt Biotherapeutics, Inc.*	136	245
Priority Technology Holdings, Inc.*	61	244
Retractable Technologies, Inc.*	103	240
Sensei Biotherapeutics, Inc.*	124	237
Greenwich Lifesciences, Inc.*	24	227
Solid Biosciences, Inc.*	355	227

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Shares	Value
COMMON STOCKS† - 10.9% (continued)
Consumer, Non-cyclical - 1.4% (continued)
Aspira Women's Health, Inc.*	433	$221
Sientra, Inc.*	342	221
Applied Molecular Transport, Inc.*	148	219
Portage Biotech, Inc.*	29	216
Neoleukin Therapeutics, Inc.*	209	215
Cyteir Therapeutics, Inc.*	99	214
Avrobio, Inc.*	225	214
VistaGen Therapeutics, Inc.*	1,156	213
Trevena, Inc.*	974	210
Quince Therapeutics, Inc.*	118	208
Codiak Biosciences, Inc.*	94	202
Gemini Therapeutics, Inc.*	130	201
Summit Therapeutics, Inc.*	157	188
Alpha Teknova, Inc.*	41	185
Harpoon Therapeutics, Inc.*	111	184
Beyondspring, Inc.*	133	176
Invacare Corp.*	200	173
NeuroPace, Inc.*	42	173
Hookipa Pharma, Inc.*	114	170
Molecular Templates, Inc.*	220	161
Pyxis Oncology, Inc.*	62	161
Reneo Pharmaceuticals, Inc.*	50	158
Oncorus, Inc.*	121	157
Aligos Therapeutics, Inc.*	125	156
Vincerx Pharma, Inc.*	95	144
Applied Therapeutics, Inc.*	105	144
Avalo Therapeutics, Inc.*	30	143
Biodesix, Inc.*	75	142
Athersys, Inc.*	49	135
Acutus Medical, Inc.*	113	134
Angion Biomedica Corp.*	129	132
Aeglea BioTherapeutics, Inc.*	240	126
Eliem Therapeutics, Inc.*	41	123
NexImmune, Inc.*	105	121
Ampio Pharmaceuticals, Inc.*	1,161	117
Spero Therapeutics, Inc.*	144	116
Spruce Biosciences, Inc.*	51	107
Pulse Biosciences, Inc.*	83	105
Xilio Therapeutics, Inc.*	43	96
IsoPlexis Corp.*	49	95
Finch Therapeutics Group, Inc.*	44	95
Laird Superfood, Inc.*	37	93
Quotient Ltd.*	468	91
Codex DNA, Inc.*	47	90
Kala Pharmaceuticals, Inc.*	288	88
Forte Biosciences, Inc.*	67	87
Tonix Pharmaceuticals Holding Corp.*	82	84
Talis Biomedical Corp.*	86	77
Brooklyn ImmunoTherapeutics, Inc.*	177	73
Sera Prognostics, Inc. — Class A*	31	65
Humanigen, Inc.*	284	63
Lucid Diagnostics, Inc.*	29	63
Sigilon Therapeutics, Inc.*	90	56
Ontrak, Inc.*	56	36
MiNK Therapeutics, Inc.*	11	29
Landos Biopharma, Inc.*	28	25
Greenlane Holdings, Inc. — Class A*	5	13
Total Consumer, Non-cyclical		7,684,669
Industrial - 1.1%
Boeing Co.*,2	2,959	474,180
Generac Holdings, Inc.*,2	2,048	451,400
Fortune Brands Home & Security, Inc.[2]	6,201	380,927
Keysight Technologies, Inc.*,2	1,753	287,299
Xylem, Inc.[2]	3,058	278,584
Trane Technologies plc[2]	1,718	264,692
Martin Marietta Materials, Inc.[2]	689	239,572
Rockwell Automation, Inc.[2]	995	235,755
Carrier Global Corp.[2]	5,916	231,434
Johnson Controls International plc[2]	4,227	228,850
Old Dominion Freight Line, Inc.[2]	834	226,356
Mohawk Industries, Inc.*,2	2,047	225,907
A O Smith Corp.[2]	3,890	219,591
Dover Corp.[2]	1,697	212,057
Pentair plc[2]	4,752	211,464
Garmin Ltd.[2]	2,328	206,005
General Electric Co.[2]	2,771	203,502
Ball Corp.[2]	2,988	166,760
Stanley Black & Decker, Inc.[2]	1,746	153,823
Tetra Tech, Inc.	630	85,560
Saia, Inc.*	310	64,117
Exponent, Inc.	606	56,879
Novanta, Inc.*	412	55,080
Evoqua Water Technologies Corp.*	1,351	47,393
Casella Waste Systems, Inc. — Class A*	574	47,028
Watts Water Technologies, Inc. — Class A	321	44,465
Summit Materials, Inc. — Class A*	1,387	39,419
Zurn Elkay Water Solutions Corp.	1,417	39,081
John Bean Technologies Corp.	366	37,793
Badger Meter, Inc.	343	32,479
Altra Industrial Motion Corp.	757	28,728
AAON, Inc.	490	28,165
Federal Signal Corp.	706	28,148
Terex Corp.	802	26,643
Itron, Inc.*	530	25,217
Kadant, Inc.	135	24,223
ArcBest Corp.	296	23,837
Kennametal, Inc.	980	22,971
Energizer Holdings, Inc.	783	22,002
Helios Technologies, Inc.	378	20,647
Kratos Defense & Security Solutions, Inc.*	1,438	18,032
Vicor Corp.*	247	17,572
Gibraltar Industries, Inc.*	384	16,070
CryoPort, Inc.*	476	15,546
GrafTech International Ltd.	2,345	13,789
Montrose Environmental Group, Inc.*	305	12,264
Ichor Holdings Ltd.*	331	10,168

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Shares	Value
COMMON STOCKS† - 10.9% (continued)
Industrial - 1.1% (continued)
MicroVision, Inc.*	1,959	$9,481
Blink Charging Co.*	428	9,146
MYR Group, Inc.*	96	8,922
Barnes Group, Inc.	277	8,601
Granite Construction, Inc.	268	8,035
Alamo Group, Inc.	58	7,584
FARO Technologies, Inc.*	212	7,113
TriMas Corp.	253	6,962
Construction Partners, Inc. — Class A*	223	6,525
Tennant Co.	108	6,518
nLight, Inc.*	509	6,358
AZZ, Inc.	143	6,093
Astec Industries, Inc.	133	5,078
American Woodmark Corp.*	97	5,028
Columbus McKinnon Corp.	163	4,993
Mesa Laboratories, Inc.	29	4,955
Triumph Group, Inc.*	373	4,845
GoPro, Inc. — Class A*	755	4,598
Chase Corp.	44	3,879
Smith & Wesson Brands, Inc.	285	3,791
Gorman-Rupp Co.	135	3,565
Pactiv Evergreen, Inc.	256	2,842
Centrus Energy Corp. — Class A*	57	2,839
Luxfer Holdings plc	164	2,698
Harsco Corp.*	459	2,603
Allied Motion Technologies, Inc.	69	2,416
Ranpak Holdings Corp.*	447	2,365
National Presto Industries, Inc.	30	2,047
AMMO, Inc.*	515	1,962
Manitowoc Company, Inc.*	204	1,948
Identiv, Inc.*	127	1,895
Yellow Corp.*	300	1,884
CIRCOR International, Inc.*	109	1,777
Comtech Telecommunications Corp.	152	1,716
Tutor Perini Corp.*	245	1,661
Hydrofarm Holdings Group, Inc.*	465	1,581
IES Holdings, Inc.*	51	1,550
Daseke, Inc.*	239	1,448
NVE Corp.	28	1,420
Latham Group, Inc.*	240	1,370
Caesarstone Ltd.	134	1,365
Akoustis Technologies, Inc.*	287	1,257
Pure Cycle Corp.*	114	1,176
Concrete Pumping Holdings, Inc.*	154	1,032
Meta Materials, Inc.*	1,187	1,027
View, Inc.*	575	1,024
Byrna Technologies, Inc.*	109	973
American Superconductor Corp.*	164	876
Turtle Beach Corp.*	90	845
Sight Sciences, Inc.*	120	836
Iteris, Inc.*	252	824
American Outdoor Brands, Inc.*	84	722
Atlas Technical Consultants, Inc.*	84	716
Standard BioTools, Inc.*	454	640
Kopin Corp.*	462	633
INNOVATE Corp.*	282	431
US Xpress Enterprises, Inc. — Class A*	160	394
Mayville Engineering Company, Inc.*	53	369
AgEagle Aerial Systems, Inc.*	406	233
Total Industrial		5,986,939
Communications - 0.8%
Twitter, Inc.*,2	17,113	663,129
Etsy, Inc.*,2	4,899	517,383
Meta Platforms, Inc. — Class A*,2	2,732	445,125
Match Group, Inc.*,2	5,697	322,051
Expedia Group, Inc.*,2	2,988	306,718
VeriSign, Inc.*,2	1,252	228,139
eBay, Inc.[2]	5,107	225,372
Amazon.com, Inc.*,2	1,757	222,735
Walt Disney Co.*,2	1,941	217,547
F5, Inc.*,2	1,315	206,534
Charter Communications, Inc. — Class A*,2	457	188,572
Netflix, Inc.*,2	751	167,894
News Corp. — Class A2	9,266	156,781
DISH Network Corp. — Class A*,2	8,508	147,614
Warner Bros Discovery, Inc.*,2	10,665	141,205
News Corp. — Class B2	2,871	49,496
Calix, Inc.*	644	37,899
Perficient, Inc.*	380	29,678
Cogent Communications Holdings, Inc.	500	26,625
Q2 Holdings, Inc.*	638	25,341
DigitalBridge Group, Inc.*	1,417	25,223
Upwork, Inc.*	1,378	23,977
Cargurus, Inc.*	1,120	20,944
TechTarget, Inc.*	305	19,795
Shutterstock, Inc.	274	15,182
ePlus, Inc.*	312	14,702
Overstock.com, Inc.*	504	13,154
Open Lending Corp. — Class A*	1,223	11,875
iHeartMedia, Inc. — Class A*	1,313	11,620
Magnite, Inc.*	1,523	11,468
Revolve Group, Inc.*	420	9,866
Clear Channel Outdoor Holdings, Inc.*	4,259	6,814
Liberty Latin America Ltd. — Class C*	906	6,315
Infinera Corp.*	1,081	5,924
EW Scripps Co. — Class A*	335	5,008
Stitch Fix, Inc. — Class A*	949	4,764
EchoStar Corp. — Class A*	219	4,032
NETGEAR, Inc.*	169	3,987
QuinStreet, Inc.*	296	3,555
OptimizeRx Corp.*	205	3,253
Eventbrite, Inc. — Class A*	448	3,185
Boston Omaha Corp. — Class A*	118	3,166
Anterix, Inc.*	68	2,886
1-800-Flowers.com, Inc. — Class A*	317	2,752
Tucows, Inc. — Class A*	58	2,725
ChannelAdvisor Corp.*	174	2,626
Liquidity Services, Inc.*	135	2,361

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Shares	Value
COMMON STOCKS† - 10.9% (continued)
Communications - 0.8% (continued)
Thryv Holdings, Inc.*	90	$2,302
IDT Corp. — Class B*	85	2,173
RealReal, Inc.*	940	2,012
Gannett Company, Inc.*	838	1,944
CarParts.com, Inc.*	291	1,886
Entravision Communications Corp. — Class A	358	1,819
Liberty Latin America Ltd. — Class A*	237	1,659
Advantage Solutions, Inc.*	455	1,656
Ooma, Inc.*	130	1,573
Ribbon Communications, Inc.*	419	1,471
Groupon, Inc.*	140	1,387
CalAmp Corp.*	208	1,285
Cambium Networks Corp.*	63	1,226
Lands' End, Inc.*	85	1,175
Luna Innovations, Inc.*	184	1,058
MediaAlpha, Inc. — Class A*	126	1,052
Quotient Technology, Inc.*	531	988
EverQuote, Inc. — Class A*	114	986
comScore, Inc.*	417	909
KVH Industries, Inc.*	90	882
VirnetX Holding Corp.*	378	771
1stdibs.com, Inc.*	106	718
Telesat Corp.*	41	447
National CineMedia, Inc.	358	444
Fluent, Inc.*	258	413
Audacy, Inc.*	703	388
LiveOne, Inc.*	350	350
Solo Brands, Inc. — Class A*	71	295
CuriosityStream, Inc.*	155	263
aka Brands Holding Corp.*	55	114
HyreCar, Inc.*	104	83
Digital Media Solutions, Inc. — Class A*	19	25
Total Communications		4,600,751
Basic Materials - 0.1%
Ecolab, Inc.[2]	1,609	263,603
Balchem Corp.	377	49,696
Quaker Chemical Corp.	157	27,368
Tronox Holdings plc — Class A	1,344	19,663
Compass Minerals International, Inc.	200	8,098
Energy Fuels, Inc.*	900	7,308
Novagold Resources, Inc.*	1,390	6,158
Amyris, Inc.*	2,060	6,056
Schnitzer Steel Industries, Inc. — Class A	154	5,088
Codexis, Inc.*	706	4,949
Danimer Scientific, Inc.*	1,055	4,695
Coeur Mining, Inc.*	1,501	4,143
Mativ Holdings, Inc.	136	3,208
Rayonier Advanced Materials, Inc.*	368	1,663
Glatfelter Corp.	261	1,271
Zymergen, Inc.*	467	1,107
Unifi, Inc.*	81	920
Gatos Silver, Inc.*	276	839
Perpetua Resources Corp.*	189	487
Total Basic Materials		416,320
Energy - 0.0%
Equitrans Midstream Corp.	4,777	44,296
Sunnova Energy International, Inc.*	1,009	25,447
SunPower Corp. — Class A*	937	22,488
Stem, Inc.*	1,328	20,876
Gevo, Inc.*	1,167	3,653
DMC Global, Inc.*	111	2,477
National Energy Services Reunited Corp.*	226	1,587
Aemetis, Inc.*	161	1,468
Cleanspark, Inc.*	228	976
Matrix Service Co.*	155	880
Beam Global*	52	763
Eos Energy Enterprises, Inc.*	259	533
Total Energy		125,444
Utilities - 0.0%
Ameresco, Inc. — Class A*	362	24,924
Middlesex Water Co.	101	8,966
Global Water Resources, Inc.	75	1,021
Via Renewables, Inc.	71	606
Constellation Energy Corp.[2]	1	81
Stronghold Digital Mining, Inc. — Class A*	43	60
Total Utilities		35,658
Total Common Stocks
(Cost $85,670,759)		59,005,593
PREFERRED STOCKS†† - 6.5%
Financial - 6.0%
Markel Corp.
6.00% due 12/31/70	5,000,000	4,976,384
Citigroup, Inc.
4.15% due 12/31/70	5,000,000	4,236,500
Bank of New York Mellon Corp.
3.75%[2]	5,000,000	4,212,100
Goldman Sachs Group, Inc.
3.80%[2]	5,000,000	4,137,500
Wells Fargo & Co.
4.38%[2]	139,386	2,561,915
4.75%[2]	61,250	1,209,687
3.90% due 12/31/70	400,000	352,500
Bank of America Corp.
4.38%[2]	131,500	2,564,250
4.38% due 12/31/70	1,650,000	1,414,165
First Republic Bank
4.50%[2]	200,000	3,804,000
Selective Insurance Group, Inc.
4.60%[2]	85,536	1,599,523
Public Storage
4.10%[2]	58,000	1,100,840
RenaissanceRe Holdings Ltd.
4.20%	38,000	663,100
Total Financial		32,832,464
Government - 0.5%
CoBank ACB
4.25%[2]	3,000,000	2,610,642

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Shares	Value
PREFERRED STOCKS†† - 6.5% (continued)
Consumer, Cyclical - 0.0%
AMC Entertainment Holdings, Inc.*	6,030	$29,547
Total Preferred Stocks
(Cost $42,971,374)		35,472,653
WARRANTS† - 0.0%
MSD Acquisition Corp.
Expiring 05/13/23*,1	8,944	1,968
Colicity, Inc.
Expiring 12/31/27*,1	6,716	1,310
Waverley Capital Acquisition Corp.
Expiring 04/30/27*,1	5,084	1,220
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	4,204	635
RXR Acquisition Corp.
Expiring 03/08/26*,[1]	4,484	493
Blue Whale Acquisition Corp. I
Expiring 07/30/26*,1	1,500	360
Total Warrants
(Cost $3,207)		5,986
RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Epizyme, Inc.	793	–
Radius Health, Inc.	558	–
UCB	655	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $61)		–
EXCHANGE-TRADED FUNDS† - 12.6%
iShares Russell 2000 Index ETF[2]	107,111	19,654,868
Invesco QQQ Trust Series[2]	65,522	19,608,769
SPDR S&P 500 ETF Trust[2]	49,614	19,606,461
iShares Silver Trust*,2	320,800	5,318,864
VanEck Gold Miners ETF[2]	162,400	3,865,120
Total Exchange-Traded Funds
(Cost $85,258,778)		68,054,082
MUTUAL FUND† - 1.1%
Guggenheim Risk Managed Real Estate Fund — Institutional Class[5]	176,990	5,976,961
Total Mutual Fund
(Cost $6,912,374)		5,976,961
CLOSED-END FUNDS† - 2.4%
Eaton Vance Limited Duration Income Fund[2]	309,597	3,281,728
BlackRock Credit Allocation Income Trust[2]	283,098	3,099,923
Western Asset High Income Opportunity Fund, Inc.[2]	744,627	2,971,061
BlackRock Debt Strategies Fund, Inc.[2]	193,981	1,869,977
Blackstone Strategic Credit Fund[2]	88,264	1,047,694
Ares Dynamic Credit Allocation Fund, Inc.[2]	51,928	678,180
Total Closed-End Funds
(Cost $16,126,613)		12,948,563
MONEY MARKET FUNDS† - 0.6%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 2.18%[6]	2,237,613	2,237,613
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 2.00%[6]	1,210,273	1,210,273
Total Money Market Funds
(Cost $3,447,886)		3,447,886
	Face
	Amount~
CORPORATE BONDS†† - 51.2%
Financial - 10.4%
NFP Corp.
6.88% due 08/15/28[4]	3,250,000	2,670,590
7.50% due 10/01/30[2,4]	1,400,000	1,379,070
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	5,250,000	3,622,500
United Wholesale Mortgage LLC
5.50% due 04/15/29[2,4]	4,300,000	3,345,056
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[2,4]	3,810,000	3,255,988
Kennedy-Wilson, Inc.
5.00% due 03/01/31[2]	3,500,000	2,878,225
FS KKR Capital Corp.
3.25% due 07/15/27[2]	3,300,000	2,861,947
Ceamer Finance LLC
6.92% due 05/15/38	2,750,000	2,743,267
GLP Capital Limited Partnership / GLP Financing II, Inc.
3.25% due 01/15/32[2]	3,250,000	2,631,087
Iron Mountain, Inc.
5.25% due 07/15/30[2,4]	2,940,000	2,601,900
OneMain Finance Corp.
4.00% due 09/15/30[2]	3,300,000	2,458,822
AmWINS Group, Inc.
4.88% due 06/30/29[2,4]	2,320,000	2,018,462
Atlantic Marine Corporations Communities LLC
5.38% due 02/15/48	2,110,756	1,766,259
Hunt Companies, Inc.
5.25% due 04/15/29[2,4]	1,850,000	1,563,250
HUB International Ltd.
5.63% due 12/01/29[4]	1,750,000	1,530,640
Starwood Property Trust, Inc.
4.38% due 01/15/27[2,4]	1,700,000	1,513,000
Home Point Capital, Inc.
5.00% due 02/01/26[4]	2,100,000	1,491,000
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[2,4]	1,500,000	1,486,875
Prudential Financial, Inc.
5.13% due 03/01/52[2,3]	1,550,000	1,439,672
Global Atlantic Finance Co.
3.13% due 06/15/31[2,4]	1,750,000	1,368,164

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face
	Amount~	Value
CORPORATE BONDS†† - 51.2% (continued)
Financial - 10.4% (continued)
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
4.00% due 10/15/33[4]	1,800,000	$1,341,193
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[3,4]	1,400,000	1,330,000
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[4]	1,600,000	1,328,171
USI, Inc.
6.88% due 05/01/25[2,4]	1,300,000	1,273,194
Sherwood Financing plc
4.50% due 11/15/26	EUR 1,500,000	1,263,005
KKR Group Finance Company X LLC
3.25% due 12/15/51[2,4]	1,600,000	1,153,208
Ares Finance Company IV LLC
3.65% due 02/01/52[4]	1,650,000	1,145,174
PHM Group Holding Oy
4.75% due 06/18/26[4]	EUR 1,000,000	894,475
Corebridge Financial, Inc.
6.88% due 12/15/52[3,4]	900,000	869,195
Kane Bidco Ltd.
5.00% due 02/15/27	EUR 700,000	632,502
Ryan Specialty Group LLC
4.38% due 02/01/30[4]	450,000	405,563
Total Financial		56,261,454
Consumer, Non-cyclical - 9.7%
DaVita, Inc.
4.63% due 06/01/30[2,4]	5,200,000	4,186,208
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[2,4]	4,400,000	3,869,094
Sabre GLBL, Inc.
7.38% due 09/01/25[2,4]	4,000,000	3,789,600
US Foods, Inc.
4.63% due 06/01/30[2,4]	4,250,000	3,665,625
Nielsen Finance LLC / Nielsen Finance Co.
4.75% due 07/15/31[2,4]	3,200,000	3,179,840
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[2,4]	3,242,000	2,958,361
Rent-A-Center, Inc.
6.38% due 02/15/29[2,4]	3,412,000	2,882,048
ADT Security Corp.
4.88% due 07/15/32[2,4]	3,300,000	2,760,603
CPI CG, Inc.
8.63% due 03/15/26[2,4]	2,814,000	2,704,162
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[2,4]	3,125,000	2,678,463
Carriage Services, Inc.
4.25% due 05/15/29[2,4]	3,150,000	2,677,469
BCP V Modular Services Finance II plc
4.75% due 11/30/28	EUR 3,000,000	2,508,716
Bausch Health Companies, Inc.
4.88% due 06/01/28[2,4]	3,300,000	2,281,158
TreeHouse Foods, Inc.
4.00% due 09/01/28[2]	2,000,000	1,676,800
Post Holdings, Inc.
5.50% due 12/15/29[2,4]	1,700,000	1,557,888
Medline Borrower, LP
5.25% due 10/01/29[2,4]	1,750,000	1,470,735
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
4.38% due 02/02/52[2,4]	1,750,000	1,382,988
HCA, Inc.
3.50% due 07/15/51	2,000,000	1,372,880
Castor S.p.A.
5.25% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,4	EUR 1,400,000	1,308,101
WW International, Inc.
4.50% due 04/15/29[2,4]	1,750,000	1,092,901
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[4]	1,075,000	980,938
Garden Spinco Corp.
8.63% due 07/20/30[4]	850,000	905,250
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
due 07/31/27[2,4,7]	1,750,000	457,111
APi Group DE, Inc.
4.75% due 10/15/29[4]	175,000	144,780
Grifols Escrow Issuer, S.A.U.
3.88% due 10/15/28	EUR 100,000	80,370
HealthEquity, Inc.
4.50% due 10/01/29[4]	75,000	65,966
Total Consumer, Non-cyclical		52,638,055
Communications - 7.9%
Altice France S.A.
5.13% due 01/15/29[2,4]	5,260,000	4,096,921
5.13% due 07/15/29[2,4]	2,000,000	1,519,320
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[2,4]	6,500,000	5,102,500
Level 3 Financing, Inc.
3.75% due 07/15/29[2,4]	6,100,000	4,897,568
British Telecommunications plc
4.88% due 11/23/81[3,4]	5,000,000	4,245,971
Ziggo Bond Company BV
5.13% due 02/28/30[2,4]	4,361,000	3,490,981
Vodafone Group plc
5.13% due 06/04/81[3]	4,750,000	3,459,050
McGraw-Hill Education, Inc.
5.75% due 08/01/28[2,4]	1,800,000	1,580,525
8.00% due 08/01/29[4]	1,700,000	1,474,835
Zayo Group Holdings, Inc.
4.00% due 03/01/27[2,4]	3,250,000	2,770,625
Vmed O2 UK Financing I plc
4.25% due 01/31/31[2,4]	3,250,000	2,626,715

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face
	Amount~	Value
CORPORATE BONDS†† - 51.2% (continued)
Communications - 7.9% (continued)
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[4]	1,750,000	$1,651,720
5.13% due 07/15/29[2,4]	445,000	382,700
Cengage Learning, Inc.
9.50% due 06/15/24[4]	1,600,000	1,525,424
Rogers Communications, Inc.
5.25% due 03/15/82[2,4]	1,600,000	1,459,648
Ciena Corp.
4.00% due 01/31/30[2,4]	850,000	734,188
UPC Broadband Finco BV
4.88% due 07/15/31[4]	750,000	648,728
VZ Secured Financing BV
5.00% due 01/15/32[4]	500,000	411,265
CSC Holdings LLC
4.50% due 11/15/31[4]	300,000	240,669
6.50% due 02/01/29[4]	100,000	92,023
Cogent Communications Group, Inc.
7.00% due 06/15/27[4]	300,000	286,707
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[4]	275,000	229,567
Total Communications		42,927,650
Consumer, Cyclical - 5.0%
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[2,4]	4,500,000	3,652,043
Station Casinos LLC
4.63% due 12/01/31[2,4]	3,250,000	2,715,408
Penn Entertainment, Inc.
4.13% due 07/01/29[2,4]	3,350,000	2,705,929
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[2,4]	2,200,000	1,942,744
Aramark Services, Inc.
5.00% due 02/01/28[2,4]	2,000,000	1,840,640
Air Canada
4.63% due 08/15/29[4]	CAD 2,750,000	1,806,413
Wabash National Corp.
4.50% due 10/15/28[4]	1,750,000	1,486,935
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[2,4]	1,650,000	1,437,859
Boyne USA, Inc.
4.75% due 05/15/29[2,4]	1,600,000	1,423,068
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[4]	1,600,000	1,422,889
Steelcase, Inc.
5.13% due 01/18/29[2]	1,450,000	1,355,841
Crocs, Inc.
4.25% due 03/15/29[4]	1,625,000	1,326,656
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[4]	1,400,000	1,277,899
Deuce FinCo plc
5.50% due 06/15/27	GBP 1,200,000	1,145,929
Tempur Sealy International, Inc.
3.88% due 10/15/31[4]	600,000	461,687
Michaels Companies, Inc.
5.25% due 05/01/28[4]	600,000	460,020
JB Poindexter & Company, Inc.
7.13% due 04/15/26[4]	325,000	314,844
Wolverine World Wide, Inc.
4.00% due 08/15/29[4]	200,000	162,800
Total Consumer, Cyclical		26,939,604
Energy - 4.5%
NuStar Logistics, LP
6.38% due 10/01/30[2]	6,000,000	5,460,000
Occidental Petroleum Corp.
7.95% due 06/15/39[2]	3,190,000	3,779,831
ITT Holdings LLC
6.50% due 08/01/29[2,4]	3,750,000	3,167,213
CVR Energy, Inc.
5.75% due 02/15/28[2,4]	3,300,000	3,003,000
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[2]	2,400,000	2,267,526
6.88% due 01/15/29	675,000	617,774
Valero Energy Corp.
4.00% due 06/01/52[2]	3,350,000	2,702,435
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	1,750,000	1,505,000
EnLink Midstream LLC
6.50% due 09/01/30[4]	950,000	945,250
BP Capital Markets plc
4.88%[2,3,8]	500,000	457,375
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.75% due 04/01/25	150,000	144,566
5.63% due 05/01/27[4]	125,000	116,562
Total Energy		24,166,532
Basic Materials - 4.4%
EverArc Escrow SARL
5.00% due 10/30/29[4]	4,250,000	3,640,677
Kaiser Aluminum Corp.
4.50% due 06/01/31[2,4]	4,350,000	3,424,886
Carpenter Technology Corp.
7.63% due 03/15/30[2]	3,000,000	2,956,540
6.38% due 07/15/28	200,000	191,226
Diamond BC BV
4.63% due 10/01/29[2,4]	3,250,000	2,770,820
Ingevity Corp.
3.88% due 11/01/28[2,4]	2,900,000	2,508,500
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[4]	2,250,000	1,867,500

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face
	Amount~	Value
CORPORATE BONDS†† - 51.2% (continued)
Basic Materials - 4.4% (continued)
Compass Minerals International, Inc.
6.75% due 12/01/27[2,4]	1,943,000	$1,850,183
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[2,4]	1,850,000	1,591,000
Clearwater Paper Corp.
4.75% due 08/15/28[4]	1,609,000	1,438,575
Anglo American Capital plc
5.63% due 04/01/30[4]	1,050,000	1,045,334
Valvoline, Inc.
4.25% due 02/15/30[4]	400,000	389,960
Total Basic Materials		23,675,201
Industrial - 4.2%
PGT Innovations, Inc.
4.38% due 10/01/29[2,4]	3,295,000	2,787,029
GrafTech Finance, Inc.
4.63% due 12/15/28[2,4]	3,200,000	2,730,316
Standard Industries, Inc.
4.38% due 07/15/30[2,4]	2,400,000	1,905,660
3.38% due 01/15/31[2,4]	1,000,000	733,230
TK Elevator US Newco, Inc.
5.25% due 07/15/27[2,4]	2,630,000	2,393,300
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[4]	2,300,000	1,988,959
5.25% due 07/15/28[2,4]	450,000	399,908
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[2,4]	2,600,000	2,135,322
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[2,4]	2,150,000	1,876,628
Harsco Corp.
5.75% due 07/31/27[2,4]	2,625,000	1,861,571
Builders FirstSource, Inc.
6.38% due 06/15/32[2,4]	1,500,000	1,391,250
Artera Services LLC
9.03% due 12/04/25[4]	1,600,000	1,314,752
Mauser Packaging Solutions Holding Co.
5.50% due 04/15/24[4]	800,000	774,462
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[4]	375,000	319,849
Waste Pro USA, Inc.
5.50% due 02/15/26[4]	100,000	89,625
Total Industrial		22,701,861
Utilities - 2.6%
Midcap Funding XLVI Trust
5.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/23◊,†††	13,000,000	13,025,106
Terraform Global Operating LLC
6.13% due 03/01/26[4]	1,150,000	1,083,300
Total Utilities		14,108,406
Technology - 2.5%
NCR Corp.
5.25% due 10/01/30[2,4]	3,250,000	3,001,283
Dun & Bradstreet Corp.
5.00% due 12/15/29[2,4]	3,300,000	2,928,750
Minerva Merger Sub, Inc.
6.50% due 02/15/30[4]	3,200,000	2,716,912
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31[2]	1,900,000	1,595,880
Broadcom, Inc.
3.19% due 11/15/36[2,4]	1,750,000	1,300,576
Central Parent Incorporated / CDK Global Inc
7.25% due 06/15/29[4]	1,200,000	1,149,132
Boxer Parent Company, Inc.
7.13% due 10/02/25[4]	1,050,000	1,037,270
Total Technology		13,729,803
Total Corporate Bonds
(Cost $320,901,523)		277,148,566
SENIOR FLOATING RATE INTERESTS††,◊ - 27.7%
Consumer, Non-cyclical - 9.4%
LaserAway Intermediate Holdings II LLC
8.23% (3 Month USD LIBOR + 5.75%, Rate Floor: 6.50%) due 10/14/27	5,721,250	5,578,219
Sierra Acquisition, Inc.
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/11/24	5,705,311	5,284,544
Gibson Brands, Inc.
7.39% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 08/11/28†††	5,721,250	4,920,275
National Mentor Holdings, Inc.
6.13% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28	5,293,921	4,473,363
6.01% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	168,375	142,277
Blue Ribbon LLC
8.37% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	3,898,734	3,507,652
Kronos Acquisition Holdings, Inc.
8.48% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 12/22/26	3,283,500	3,163,094

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 27.7% (continued)
Consumer, Non-cyclical - 9.4% (continued)
Florida Food Products LLC
7.52% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/18/28†††	3,241,875	$3,031,153
HAH Group Holding Co. LLC
7.21% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27	3,134,153	2,970,004
Women's Care Holdings, Inc.
7.87% (6 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28	2,977,444	2,789,865
Triton Water Holdings, Inc.
5.75% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28	2,977,446	2,778,701
Southern Veterinary Partners LLC
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	2,138,515	2,058,321
PetIQ LLC
6.64% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 04/13/28†††	1,937,084	1,743,376
Zep, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24	1,986,043	1,727,857
Mission Veterinary Partners
6.95% ((1 Month USD LIBOR + 4.00%) and (2 Month USD LIBOR + 4.00%), Rate Floor: 4.75%) due 04/27/28	1,687,250	1,590,233
Pimente Investissement S.A.S.
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 12/29/28	EUR 1,350,000	1,261,302
Dhanani Group, Inc.
8.41% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 04/30/27†††	1,150,000	1,138,500
Chefs' Warehouse, Inc.
7.16% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/23/29	1,150,000	1,127,000
Weber-Stephen Products LLC
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 10/29/27	550,000	465,734
Grifols Worldwide Operations USA, Inc.
4.52% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/15/27	300,000	289,668
Elanco Animal Health, Inc.
4.12% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	293,344	282,848
Bombardier Recreational Products, Inc.
4.57% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	272,901	262,872
TGP Holdings LLC
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/29/28	88,745	70,603
Total Consumer, Non-cyclical		50,657,461
Industrial - 6.3%
American Bath Group LLC
6.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27	5,707,793	5,274,343
Pelican Products, Inc.
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28	5,721,250	5,130,073
Arcline FM Holdings LLC
7.00% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28†††	4,466,250	4,287,600
Protective Industrial Products, Inc.
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/29/27	3,801,356	3,578,026
Merlin Buyer, Inc.
6.46% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/14/28	3,291,750	3,171,042
ASP Dream Acquisiton Co. LLC
6.81% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/15/28	3,241,875	3,079,781
Rinchem Company LLC
6.65% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 03/02/29†††	3,200,000	3,052,000
Icebox Holdco III, Inc.
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/28	2,644,800	2,529,090
Saverglass
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 02/19/29	EUR 1,500,000	1,382,610
Atlantic Aviation
6.38% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 09/22/28	800,000	787,000

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 27.7% (continued)
Industrial - 6.3% (continued)
LTI Holdings, Inc.
7.02% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 07/24/26	498,750	$473,190
PECF USS Intermediate Holding III Corp.
6.77% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28	450,000	418,162
Armor Holdco, Inc.
6.75% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 12/11/28	398,000	390,040
US Farathane LLC
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/24†††	300,000	259,500
Dispatch Terra Acquisition LLC
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28	198,496	182,617
Total Industrial		33,995,074
Consumer, Cyclical - 6.1%
Pacific Bells LLC
6.82% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28	4,975,258	4,751,371
Secretariat Advisors LLC
7.00% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 12/29/28†††	3,781,000	3,610,855
First Brands Group LLC
7.94% (6 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 03/30/27	3,276,376	3,166,814
BRE/Everbright M6 Borrower LLC
7.44% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 09/09/26	2,977,500	2,903,063
Cordobes Holdco SL
4.75% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 02/02/29†††	EUR 2,400,000	2,212,176
Breitling Financing SARL
4.00% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 10/25/28	EUR 2,000,000	1,936,207
FR Refuel LLC
7.25% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/08/28†††	1,991,167	1,901,564
NFM & J LLC
8.27% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	1,854,903	1,806,731
IBC Capital Ltd.
5.78% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	1,984,456	1,797,580
SP PF Buyer LLC
7.02% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	1,984,615	1,664,041
Fertitta Entertainment LLC
6.46% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/27/29	1,695,750	1,627,072
Freshworld Holding IV GmbH
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 10/02/26	EUR 1,250,000	1,196,127
The Facilities Group
8.32% ((1 Month USD LIBOR + 5.75%) and (3 Month USD LIBOR + 5.75%), Rate Floor: 6.75%) due 11/30/27†††	1,199,704	1,168,547
Piolin BidCo S.A.U.
7.73% (6 Month EURIBOR + 7.50%, Rate Floor: 7.50%) due 09/16/26	EUR 1,000,000	1,002,612
Michaels Stores, Inc.
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/14/28	1,022,418	844,456
New Trojan Parent, Inc.
due 01/06/28	675,000	611,435
Congruex Group LLC
8.48% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 05/03/29	450,000	428,625
American Tire Distributors, Inc.
9.03% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.00%) due 10/20/28	448,875	428,536
Outcomes Group Holdings, Inc.
10.66% (6 Month Term SOFR + 7.50%, Rate Floor: 7.50%) due 10/26/26†††	150,000	146,250
CCRR Parent, Inc.
6.01% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/06/28†††	24,696	23,955
Total Consumer, Cyclical		33,228,017
Technology - 2.4%
Misys Ltd.
6.87% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	5,686,886	5,309,447
Project Ruby Ultimate Parent Corp.
8.05% (1 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 03/10/28	2,750,000	2,667,500

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 27.7% (continued)
Technology - 2.4% (continued)
Avalara, Inc.
due 08/12/28	2,636,364	$2,603,409
Precise Midco BV
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 05/13/26	EUR 1,500,000	1,463,879
CoreLogic, Inc.
6.06% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28	500,000	428,125
Apttus Corp.
7.12% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28	396,992	388,060
VT TopCo, Inc.
6.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25	159,908	156,310
5.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25	5,884	5,751
Atlas CC Acquisition Corp.
due 05/25/28	100,000	94,293
Total Technology		13,116,774
Financial - 1.8%
Jones Deslauriers Insurance Management, Inc.
11.00% (3 Month Canada Banker Acceptance + 7.50%, Rate Floor: 8.00%) due 03/26/29†††	CAD 2,100,000	1,527,383
7.75% (3 Month Canada Banker Acceptance + 4.25%, Rate Floor: 5.00%) due 03/27/28†††	CAD 2,084,220	1,507,969
Eisner Advisory Group
7.32% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/28/28†††	3,126,256	3,001,206
HighTower Holding LLC
6.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	2,810,539	2,722,709
Apex Group Treasury LLC
due 07/27/28[14]	550,000	536,938
Claros Mortgage Trust, Inc.
6.89% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/10/26†††	348,250	338,673
Total Financial		9,634,878
Communications - 0.8%
Cengage Learning Acquisitions, Inc.
7.81% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	3,979,950	3,753,929
McGraw Hill LLC
8.31% ((1 Month USD LIBOR + 4.75%) and (3 Month USD LIBOR + 4.75%), Rate Floor: 5.25%) due 07/28/28	397,995	384,065
Flight Bidco, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	150,000	139,641
Total Communications		4,277,635
Basic Materials - 0.5%
NIC Acquisition Corp.
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	3,473,618	2,969,943
Utilities - 0.4%
Hamilton Projects Acquiror LLC
6.75% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27	2,255,786	2,212,543
Total Senior Floating Rate Interests
(Cost $160,386,450)		150,092,325
ASSET-BACKED SECURITIES†† - 12.4%
Collateralized Loan Obligations - 6.8%
CIFC Funding Ltd.
2021-4RA DR, 9.74% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.00%) due 01/17/35◊,4	9,000,000	8,047,698
Madison Park Funding LIII Ltd.
2022-53A E, 8.47% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 04/21/35◊,4	7,500,000	6,851,590
Boyce Park CLO Ltd.
2022-1A E, 6.80% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/21/35◊,4	4,000,000	3,659,169
ABPCI Direct Lending Fund IX LLC
2021-9A BR, 5.27% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 11/18/31◊,2,4	3,500,000	3,269,552
Palmer Square Loan Funding Ltd.
2022-1A D, 7.33% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/30◊,4	3,500,000	3,105,568
ACRES Commercial Realty Ltd.
2021-FL2 D, 5.48% (1 Month USD LIBOR + 3.10%, Rate Floor: 3.10%) due 01/15/37◊,2,4	3,250,000	3,019,799

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 12.4% (continued)
Collateralized Loan Obligations - 6.8% (continued)
Carlyle Global Market Strategies
2022-1A E, 8.27% (3 Month Term SOFR + 7.35%, Rate Floor: 7.35%) due 04/15/35◊,4	2,250,000	$2,027,358
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A E, 8.55% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/14/35◊,4	1,750,000	1,626,486
Voya CLO Ltd.
2022-1A SUB, due 04/20/35[4,9]	1,750,000	1,470,344
FS Rialto Issuer LLC
2022-FL6 C, 6.23% (1 Month Term SOFR + 4.23%, Rate Floor: 4.23%) due 08/19/37◊,4	1,000,000	993,806
CIFC Funding 2022-III Ltd.
2022-3A E, 8.51% (3 Month Term SOFR + 7.27%, Rate Floor: 7.27%) due 04/21/35◊,4	1,000,000	949,270
LCCM Trust
2021-FL2 C, 4.54% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 12/13/38◊,4	1,000,000	936,933
Carlyle US CLO Ltd.
2022-4A DR, 8.93% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 04/15/35◊,4	1,000,000	878,037
Total Collateralized Loan Obligations		36,835,610
Transport-Aircraft - 2.4%
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[4]	3,721,798	3,200,783
Start Ltd.
2018-1, 4.09% due 05/15/43[4]	1,904,211	1,695,814
2018-1, 5.32% due 05/15/43[4]	1,610,750	1,184,030
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	3,603,662	2,865,164
AASET Trust
2021-1A, 2.95% due 11/16/41[2,4]	1,089,284	907,890
2019-1, 3.84% due 05/15/39[2,4]	1,228,112	850,468
2021-2A, 3.54% due 01/15/47[2,4]	672,731	533,712
2020-1A, 3.35% due 01/16/40[4]	269,791	222,864
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[4,10]	1,509,684	1,253,184
START Ireland
2019-1, 4.09% due 03/15/44[4]	276,475	251,615
Total Transport-Aircraft		12,965,524
Infrastructure - 2.0%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[4]	7,700,000	6,462,098
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[4]	5,000,000	4,499,418
Total Infrastructure		10,961,516
Financial - 1.0%
Thunderbird A
5.50% due 03/01/37†††	2,465,000	2,465,000
Lightning A
5.50% due 03/01/37†††	2,465,000	2,465,000
Thunderbird B
7.50% due 03/01/37†††	319,000	319,000
Lightning B
7.50% due 03/01/37†††	319,000	319,000
Total Financial		5,568,000
Net Lease - 0.2%
CARS-DB4, LP
2020-1A, 4.52% due 02/15/50[4]	1,000,000	873,856
Total Asset-Backed Securities
(Cost $74,300,812)		67,204,506
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.2%
Government Agency - 8.3%
Uniform MBS 30 Year
due 11/01/22[14]	34,840,000	33,953,357
Fannie Mae
4.00% due 07/01/52[2]	7,473,159	7,395,129
Freddie Mac
4.00% due 06/01/52[2]	3,741,133	3,682,332
Total Government Agency		45,030,818
Residential Mortgage-Backed Securities - 0.9%
Finance of America HECM Buyout
2022-HB2, 6.00% (WAC) due 04/25/26◊,4	1,450,000	1,406,603
Carrington Mortgage Loan Trust Series
2006-NC5, 2.59% (1 Month USD LIBOR + 0.15%, Rate Cap/Floor: 14.50%/0.15%) due 01/25/37◊	1,639,180	1,381,587

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.2% (continued)
Residential Mortgage-Backed Securities - 0.9% (continued)
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[4,10]	1,400,000	$1,356,351
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[4,10]	450,000	449,203
Total Residential Mortgage-Backed Securities		4,593,744
Total Collateralized Mortgage Obligations
(Cost $49,976,936)		49,624,562
U.S. GOVERNMENT SECURITIES†† - 1.5%
U.S. Treasury Bonds
due 08/15/51[2,11,12]	12,650,000	4,918,926
due 05/15/44[2,11,12]	1,910,000	866,495
due 11/15/44[11,12]	1,910,000	848,118
due 02/15/46[2,11,12]	1,920,000	820,360
U.S. Treasury Notes
2.88% due 05/15/32	1,010,000	984,435
Total U.S. Government Securities
(Cost $8,690,711)		8,438,334
U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
2.15% due 12/08/22[13]	2,700,000	2,679,431
2.82% due 01/12/23[13]	1,500,000	1,483,284
Total U.S. Treasury Bills
(Cost $4,168,563)		4,162,715
FOREIGN GOVERNMENT DEBT†† - 0.2%
Panama Government International Bond
4.50% due 01/19/63	1,700,000	1,283,848
Total Foreign Government Debt
(Cost $1,689,432)		1,283,848
CONVERTIBLE BONDS†† - 0.1%
Consumer, Non-cyclical - 0.1%
Block, Inc.
due 05/01/26[11]	650,000	536,900
Communications - 0.0%
Cable One, Inc.
due 03/15/26[11]	150,000	122,700
Total Convertible Bonds
(Cost $677,297)		659,600
	Contracts	Value
LISTED OPTIONS PURCHASED† - 0.8%
Put Options on:
S&P 500 Index Expiring October 2022 with strike price of $4,200.00 (Notional Value $25,707,500)	65	1,753,050
S&P 500 Index Expiring December 2022 with strike price of $4,200.00 (Notional Value $21,752,500)	55	1,720,950
S&P 500 Index Expiring April 2023 with strike price of $4,000.00 (Notional Value $9,887,500)	25	722,375
Total Listed Options Purchased
(Cost $2,442,569)		4,196,375
Total Investments - 138.0%
(Cost $863,625,345)		$747,722,555
LISTED OPTIONS WRITTEN† - (0.5)%
Call Options on:
S&P 500 Index Expiring September 2022 with strike price of $3,970.00 (Notional Value $19,775,000)	50	(360,950)
Russell 2000 Index Expiring September 2022 with strike price of $1,850.00 (Notional Value $19,732,031)	107	(415,267)
NASDAQ-100 Index Expiring September 2022 with strike price of $12,325.00 (Notional Value $19,635,248)	16	(455,520)
Put Options on:
S&P 500 Index Expiring October 2022 with strike price of $3,800.00 (Notional Value $25,707,500)	65	(515,775)
S&P 500 Index Expiring December 2022 with strike price of $3,800.00 (Notional Value $21,752,500)	55	(753,775)
Total Listed Options Written
(Premiums received $1,911,982)		(2,501,287)
Other Assets & Liabilities, net - (37.5)%		(203,415,625)
Total Net Assets - 100.0%		$541,805,643

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid(Received)	Unrealized Depreciation**
J.P. Morgan Securities LLC	ICE	CDX.NA.HY.37.V2	5.00%	Quarterly	12/20/26	$29,700,000	$27,848	$2,072,370	$(2,044,522)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	$53,800,000	$(754,949)	$479	$(755,428)

Total Return Swap Agreements††
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements
Goldman Sachs International	SPDR Gold Trust ETF	Pay	2.63% (Federal Funds Rate + 0.30%)	At Maturity	06/07/23	42,000	$6,689,340	$(569,100)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	EUR	Sell	17,184,000	17,784,632 USD	09/16/22	$504,749
Goldman Sachs International	CAD	Sell	6,379,000	5,001,921 USD	09/16/22	144,224
Barclays Bank plc	GBP	Sell	1,038,000	1,268,065 USD	09/16/22	62,102
UBS AG	EUR	Sell	280,000	282,506 USD	09/16/22	943
Bank of America, N.A.	EUR	Buy	60,000	59,882 USD	09/16/22	453
Morgan Stanley Capital Services LLC	CAD	Buy	78,000	59,586 USD	09/16/22	(188)
Citibank, N.A.	CAD	Buy	60,000	46,474 USD	09/16/22	(783)
						$711,500

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊	Variable rate security. Rate indicated is the rate effective at August 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Special Purpose Acquisition Company (SPAC).
2	All or a portion of these securities have been physically segregated in connections with borrowings, options, reverse repurchase agreements and unfunded loan commitments.As of August 31, 2022, the total value of segregated securities was $180,663,988.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $277,019,598 (cost $318,582,420), or 51.1% of total net assets.
5	Affiliated issuer.
6	Rate indicated is the 7-day yield as of August 31, 2022.

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

7	Security is in default of interest and/or principal obligations.
8	Perpetual maturity.
9	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
10	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at August 31, 2022. See table below for additional step information for each security.
11	Zero coupon rate security.
12	Security is a principal-only strip.
13	Rate indicated is the effective yield at the time of purchase.
14	Security is unsettled at period end and does not have a stated effective rate.

CAD — Canadian Dollar
CDX.NA.HY.37.V2 — Credit Default Swap North American High Yield Series XX Index Version 2
CME — Chicago Mercantile Exchange
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2022 (See Note 4 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 59,005,560	$ —	$ 33	$ 59,005,593
Preferred Stocks	—	35,472,653	—	35,472,653
Warrants	5,986	—	—	5,986
Rights	—	—	— *	—
Exchange-Traded Funds	68,054,082	—	—	68,054,082
Mutual Fund	5,976,961	—	—	5,976,961
Closed-End Funds	12,948,563	—	—	12,948,563
Money Market Funds	3,447,886	—	—	3,447,886
Corporate Bonds	—	264,123,460	13,025,106	277,148,566
Senior Floating Rate Interests	—	114,414,612	35,677,713	150,092,325
Asset-Backed Securities	—	61,636,506	5,568,000	67,204,506
Collateralized Mortgage Obligations	—	49,624,562	—	49,624,562
U.S. Government Securities	—	8,438,334	—	8,438,334
U.S. Treasury Bills	—	4,162,715	—	4,162,715
Foreign Government Debt	—	1,283,848	—	1,283,848
Convertible Bonds	—	659,600	—	659,600
Options Purchased	4,196,375	—	—	4,196,375
Forward Foreign Currency Exchange Contracts**	—	712,471	—	712,471
Total Assets	$ 153,635,413	$ 540,528,761	$ 54,270,852	$ 748,435,026

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$ 2,501,287	$ —	$ —	$ 2,501,287
Credit Default Swap Agreements**	—	2,044,522	—	2,044,522
Interest Rate Swap Agreements**	—	755,428	—	755,428
Forward Foreign Currency Exchange Contracts**	—	971	—	971
Equity Index Swap Agreements**	—	569,100	—	569,100
Unfunded Loan Commitments (Note 6)	—	—	74,390	74,390
Total Liabilities	$ 2,501,287	$ 3,370,021	$ 74,390	$ 5,945,698

* Security has a market value of $0.
** This derivative is reported as unrealized appreciation/depreciation at period end.

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

Please refer to the detailed Schedule of Investments for a breakdown on investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $165,779,300 are categorized as Level 2 within the disclosure hierarchy — See Note 3.

The following is a summary for significant unobservable inputs used in the fair valuation of assets and liabilities categorized with Level 3 of the fair value hierarchy:

Category		Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 5,568,000	Third Party Pricing	Trade Price	—	—
Common Stocks	33	Model Price	Liquidation Value	—	—
Corporate Bonds	13,025,106	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	31,563,935	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	2,975,278	Yield Analysis	Yield	8.9%	—
Senior Floating Rate Interests	1,138,500	Third Party Pricing	Trade Price	—	—
Total Assets	$54,270,852
Liabilities:
Unfunded Loan Commitments	$ 74,390	Model Price	Purchase Price	—	—

Significant changes in a quote or yield would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended August 31, 2022, the Fund had securities with a total value of $11,874,682 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $8,364,325 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to dermine fiar value for the period ended August 31, 2022:

	Assets						Liabilities
	Asset-Backed Securities	Corporate Bonds	Senior Floating Rate Interests	Rights	Common Stocks	Total Assets	Unfunded Loan Commitments

Beginning Balance	$ 4,051,141	$ 13,039,216	$ 31,783,834	$ -	$ -	$ 48,874,191	$ (60,563)
Purchases/(Receipts)	1,536,000	-	1,529,681	61	-	3,065,742	(33,516)
(Sales, maturities and paydowns)/Fundings	-	-	(368,998)	(2)	-	(369,000)	1,315
Amortization of premiums/discounts	-	-	7,025	-	-	7,025	(2)
Total realized gains (losses) included in earnings	-	-	(7,198)	2	-	(7,196)	6
Total change in unrealized appreciation (depreciation) included in earnings	(19,141)	(14,110)	(776,988)	(61)	33	(810,267)	18,370
Transfers into Level 3	-	-	11,874,682	-	-	11,874,682	-
Transfers out of Level 3	-	-	(8,364,325)	-	-	(8,364,325)	-
Ending Balance	$ 5,568,000	$ 13,025,106	$ 35,677,713	$ -	$ 33	$ 54,270,852	$ (74,390)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at August 31, 2022	$ (19,141)	$ (14,110)	$ (534,237)	$ (61)	$ 33	$ (567,516)	$ 4,099

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	9/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	11/15/26	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	7/1/26

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

Transactions during the period ended August 31, 2022, in which the company is an affiliated issuer, were as follows:
Security Name	Value 05/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 08/31/22	Shares 08/31/22	Investment Income
Mutual Funds
Guggenheim Risk Managed Real Estate Fund — Institutional Class	$6,259,675	$25,011	$–	$–	$(307,725)	$5,976,961	176,990	$25,011

Guggenheim Active Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

Note 1 – Organization

Guggenheim Active Allocation Fund (the “Fund”) was organized as a Delaware statutory trust on May 20, 2021. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Note 2 – Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund's securities and/or other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Guggenheim Active Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Valuation Committee concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using a third party pricing vendor.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) are valued using a price provided by a pricing service.

The value of interest rate swap agreements entered into by the Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded. The values of other swap agreements entered into by the Fund generally be valued using an evaluated price provided by a third party pricing vendor.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

Guggenheim Active Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

Note 3 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 2 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Guggenheim Active Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Guggenheim Active Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Guggenheim Active Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

Note 5 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At August 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excel of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excel of tax cost over value, were as follows:

Net Tax Unrealized
Tax	Tax Unrealized	Tax Unrealized	Appreciation
Cost	Appreciation	Depreciation	Depreciation
$ 862,279,747	$ 501,824	$ (120,217,853)	$ (119,716,029)

Note 6 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of August 31, 2022. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of August 31, 2022, were as follows:

Borrower	Maturity Date		Face Amount*	Value
Avalara, Inc.	08/12/28		263,636	$3,295
Icebox Holdco	12/22/28		548,571	24,000
Inception Holdco SARL	11/15/22	EUR	1,400,000	–
Lightning A	03/01/37		6,035,000	–
Lightning B	03/01/37		781,000	–
Secretariat Advisors LLC	12/29/28		600,000	27,000
TGP Holdings LLC	06/29/28		11,255	2,301
The Facilities Group	11/30/27		681,034	17,686
Thunderbird A	03/01/37		6,035,000	–
Thunderbird B	03/01/37		781,000	–
VT TopCo, Inc.	08/01/25		4,780	108
				$74,390
* The face amount is denominated in U.S. dollars unless otherwise indicated.

EUR – Euro

Note 7 – COVID-19 and Other Market Risks

The COVID-19 pandemic and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates (which have since risen). Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict.

Guggenheim Active Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

The value of, or income generated by, the investments held by the Fund is subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Guggenheim Active Allocation Fund
OTHER INFORMATION (Unaudited)	August 31, 2022

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.